Preferred Stock (Details) - USD ($)				6 Months Ended	12 Months Ended
	Aug. 27, 2013	May. 27, 2011	May. 26, 2011	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized				10,000,000	10,000,000	10,000,000
Share Price (in Dollars per share)					$ 3.00
Common Stock [Member]
Preferred Stock (Details) [Line Items]
Conversion of Stock, Shares Converted						106,732
Conversion of Stock, Shares Issued				914,000	913,837
Series 1 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	3,663
Preferred Stock, Voting Rights	no
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion	251.53436
Ownership Cap, Threshold Percentage	9.98%
Preferred Stock, Shares Issued	2,987.0168
Accretion on Series 1 Convertible Preferred Stock, Associated with Beneficial Conversion Feature (in Dollars)	$ 898,623
Conversion of Stock, Shares Converted	3,633				3,633.0519
Dividends (in Dollars)		$ 1,806,913				$ 547,171
Series 1 Convertible Preferred Stock [Member] | Private Placement [Member]
Preferred Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	646.0351
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized			4,500,000
Stock Issued During Period, Shares, New Issues		2,937,500
Share Price (in Dollars per share)		$ 5.20
Series A-2 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized			4,500,000
Series A Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			99.39
Preferred Stock, Conversion Basis			Each 99.39 shares of Series A Preferred Stock was convertible into one share of common stock
Preferred Stock, Dividend Rate, Percentage			5.00%